Share-based payments - Additional Information (Details) - € / shares		6 Months Ended
	Sep. 16, 2014	Jun. 30, 2021
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of preceding trading days taken into account in the determination of the share price on the grant date		20 days
BSA 2014
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Exercise price (in euros per share)	€ 17.67	€ 40